Accounts payable from acquisition of subsidiaries - Consideration (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Aug. 31, 2016	Feb. 28, 2016 BRL (R$)
Uniasselvi
Disclosure of detailed information about business combination [line items]
Percentage acquired					100.00%
Cash paid for acquisition | R$	R$ 128,162	R$ 112,301	R$ 119,159		R$ 400,000
Number of remaining installments | installment	2
FAC and FAIR
Disclosure of detailed information about business combination [line items]
Percentage acquired				100.00%
Cash paid for acquisition | R$	R$ 128,162	R$ 10,837	R$ 10,511
Number of remaining installments | installment	2